Laura E. Flores

+1.202.373.6101

laura.flores@morganlewis.com

August 17, 2018

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Reality Shares ETF Trust (File Nos. 333-192288 and 811-22911)
Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, Reality Shares ETF Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, Post-Effective Amendment No. 22 to the Trust’s Registration Statement on Form N-1A (“PEA No. 22”). The purpose of PEA No. 22 is to introduce the Reality Shares Fundstrat DQM Long ETF as a new series of the Trust.

If you have any questions or comments, please do not hesitate to contact me at 202.373.6101.

Sincerely,

/s/ Laura E. Flores
Laura E. Flores